Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 469,152,000	$ 476,877,000
Maximum amount outstanding at any month end	544,418,000	513,368,000
Collateralized Securities, Book Value of Securities Sold	694,112,000	685,343,000
Collateralized securities, Fair Value of Securities Sold	609,701,000	576,605,000
Repurchase Borrowing, Balance of Liability	$ 530,416,000	$ 431,191,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.78%	1.60%
Maturity Overnight [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 667,647,000	$ 664,491,000
Collateralized securities, Fair Value of Securities Sold	587,673,000	559,637,000
Repurchase Borrowing, Balance of Liability	$ 518,650,000	$ 419,703,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.76%	1.61%
Maturity up to 30 days [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 24,842,000
Collateralized securities, Fair Value of Securities Sold	20,454,000
Repurchase Borrowing, Balance of Liability	$ 10,696,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	4.50%
Maturity over 90 days [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 1,623,000	$ 20,852,000
Collateralized securities, Fair Value of Securities Sold	1,574,000	16,968,000
Repurchase Borrowing, Balance of Liability	$ 1,070,000	$ 11,488,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	4.00%	1.32%